Intangible Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6: INTANGIBLE ASSETS

Intangible assets consisted of the following:

	December 31, 2019	March 31, 2019
	(Unaudited)

Goodwill	$3,223	$-
Patents	1,013	1,013
Outsourced vendor relationships	1,017	1,017
Non-compete agreements	340	340
Total intangible assets	5,593	2,370
Accumulated amortization and impairment	(2,370)	(2,370)
Intangible assets, net	$3,223	$-

The goodwill was recorded as part of the acquisition of Trend Holdings more fully described in Note 15. The patents were recorded as part of the acquisition of Zest Labs. The outsourced vendor relationships and non-compete agreements were recorded as part of the acquisition of 440labs, Inc. The intangible assets of Zest Labs and 440labs, Inc. were fully impaired as of March 31, 2019.

Amortization expense for the nine months ended December 31, 2019 and 2018 was $0 and $415, respectively. Amortization expense for the three months ended December 31, 2019 and 2018 was $0 and $139, respectively.

NOTE 7: INTANGIBLE ASSETS

Intangible assets consisted of the following as of March 31:

	2019	2018
Patents	$1,013	$1,013
Customer lists	-	-
Outsourced vendor relationships	340	340
Non-compete agreements	1,017	1,017
Goodwill	-	-
Total intangible assets	2,370	2370
Accumulated amortization and impairment	(2,370)	(825)
Intangible assets, net	$-	$1,545

The outsourced vendor relationships and non-compete agreements were recorded as part of the acquisition of 440labs described in Note 17 below.

Amortization expense for the years ended March 31, 2019 and 2018 was $553 and $555, respectively.

The Company performed a review of its customers and business results at Sable in 2017 to assess the recoverability of the carrying value of intangibles. As a result, impairment charges of $1,042 against the customer lists and a related write-down of goodwill of $582 from the initially recorded amount of $1,264 were recorded in the year ended March 31, 2018. In addition, $78 of the 440labs non-compete agreements were impaired due to the separation of one of the key employees and the remaining goodwill of $65 related to the 440labs acquisition was impaired in the three months ended March 31, 2018.

As of March 31, 2019, the Company evaluated the recoverability of the remaining intangible assets of Zest Labs and made the decision to fully impair the remaining net book value of $992 as of March 31, 2019.

Intangible assets consisting of customer lists and patents for Pioneer, including those held by Ecoark, and Magnolia have been reclassified for all years presented as assets held for sale as more fully described in Note 2 and accordingly amortization and impairment expense has been included in the loss from discontinued operations.